OPERATING SEGMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
OPERATING SEGMENTS
Schedule of revenue and operating loss per segments

	Solutions	Platform	Unallocated	Total
For the period of six months ended June 30, 2022 (unaudited)
Subscriptions	$5,864	$—	$—	$5,864
SaaS-related professional services	615	—	—	615
Transactional Platforms fees	—	3,069	—	3,069
Total revenue	6,479	3,069		9,548
Operating income (loss)	$871	$(4,927)	$(5,993)	$(10,049)

	Solutions	Platform	Unallocated	Total
For the period of six months ended June 30, 2021 (unaudited)
Subscriptions	$3,525	$—	$—	$3,525
SaaS-related professional services	89	—	—	89
Transactional Platforms fees	—	1,347	—	1,347
Total revenue	3,614	1,347	—	4,961
Operating loss	$(340)	$(4,151)	$(2,540)	$(7,031)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2021
Subscriptions	$7,259	$—	$—	$7,259
SaaS related professional services	574	—	—	574
Transactional Platforms fees	—	3,284	—	3,284
Total revenue	7,833	3,284	—	11,117
Operating loss	$(667)	$(10,231)	$(5,450)	$(16,348)
For the year ended December 31, 2020
Subscriptions	$5,900	$—	$—	$5,900
SaaS related professional services	521	—	—	521
Transactional Platforms fees	—	2,088	—	2,088
Total revenue	6,421	2,088	—	8,509
Operating income (loss)	$(451)	$(8,784)	$(4,699)	$(13,934)

Schedule of geographic information on revenue

	Solutions	Platform	Total
For the period of six months ended June 30, 2022 (unaudited)
Europe	$2,524	$—	$2,524
Hong Kong	161	3,069	3,230
United States	3,459	—	3,459
Other	335	—	335
	$6,479	$3,069	$9,548

	Solutions	Platform	Total
For the period of six months ended June 30, 2021 (unaudited)
Europe	$2,145	$—	$2,145
Hong Kong	45	1,347	1,392
United States	1,210		1,210
Other	214		214
	$3,614	$1,347	$4,961

	Solutions	Platform	Total
For the year ended December 31, 2021
Europe	$4,322	$—	$4,322
Hong Kong	198	3,284	3,482
United States	2,725	—	2,725
Other	588	—	588
	$7,833	$3,284	$11,117

	Solutions	Platform	Total
For the year ended December 31, 2020
Europe	$3,724	$—	$3,724
Hong Kong	234	2,088	2,322
United States	1,952	—	1,952
Other	511	—	511
	$6,421	$2,088	$8,509